Property and Equipment, net - Future minimum lease payments - (Details) - Mar. 31, 2019	USD ($)	CNY (¥)
Future minimum lease payments
2020		¥ 1,630,189
2021		1,630,189
2022		1,630,189
2023		1,630,189
2024 and after		9,373,584
Total minimum lease payments		15,894,340
Less: amount representing interest		(3,883,069)
Present value of net minimum lease payments		12,011,271
Current portion		934,946
Non-current portion	$ 1,650,425	¥ 11,076,325